INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2011
Balance Sheet Data Resulting from Related Party Transactions

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥670	¥671
Kyocera’s trade receivables from affiliates	116	132

Income Statement Data Resulting from Related Party Transactions

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥6,467	¥(18,150)	¥83
Kyocera’s sales to affiliates	36,791	18,617	314